Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$73,024,211.34	0.2483817	$40,173,287.09	0.1366438	$32,850,924.25
Class A-2-A Notes	$294,730,000.00	1.0000000	$294,730,000.00	1.0000000	$-
Class A-2-B Notes	$105,270,000.00	1.0000000	$105,270,000.00	1.0000000	$-
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$989,424,211.34	0.8174357	$956,573,287.09	0.7902952	$32,850,924.25

Weighted Avg. Coupon (WAC)	3.28%		3.28%
Weighted Avg. Remaining Maturity (WARM)	52.07		51.15
Pool Receivables Balance	$1,076,851,203.03		$1,042,250,721.51
Remaining Number of Receivables	65,256		64,289

Adjusted Pool Balance	$1,031,632,921.61		$998,781,997.36

III. COLLECTIONS

Principal:
Principal Collections	$33,011,975.48
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$841,346.72
Total Principal Collections	$33,853,322.20

Interest:
Interest Collections	$2,920,081.41
Late Fees & Other Charges	$62,285.47
Interest on Repurchase Principal	$-
Total Interest Collections	$2,982,366.88

Collection Account Interest	$24,580.88
Reserve Account Interest	$2,374.20
Servicer Advances	$-

Total Collections	$36,862,644.16

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$36,862,644.16
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,862,644.16

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$897,376.00	$-	$897,376.00	897,376.00
	Collection Account Interest					$24,580.88
	Late Fees & Other Charges					$62,285.47
Total due to Servicer						$984,242.35

2.	Class A Noteholders Interest:
	Class A-1 Notes		$69,170.16		$69,170.16
	Class A-2-A Notes		$363,500.33		$363,500.33
	Class A-2-B Notes		$118,448.55		$118,448.55
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,245,394.12		$1,245,394.12	1,245,394.12

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$34,510,144.77

7.	Regular Principal Distribution Amount:					32,850,924.25

			Distributable Amount		Paid Amount
	Class A-1 Notes				$32,850,924.25
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$32,850,924.25		$32,850,924.25
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$32,850,924.25		$32,850,924.25

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,659,220.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$45,218,281.42
Beginning Period Amount	$45,218,281.42
Current Period Amortization	$1,749,557.27
Ending Period Required Amount	$43,468,724.15
Ending Period Amount	$43,468,724.15
Next Distribution Date Required Amount	$41,752,831.81

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.09%	4.23%	4.23%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.89%	63,577	98.76%	$1,029,290,633.65
30 - 60 Days	0.81%	523	0.91%	$9,453,245.26
61 - 90 Days	0.23%	151	0.26%	$2,740,574.69
91-120 Days	0.06%	38	0.07%	$766,267.91
121 + Days	0.00%	0	0.00%	$-
Total		64,289		$1,042,250,721.51

Delinquent Receivables 30+ Days Past Due
Current Period	1.11%	712	1.24%	$12,960,087.86
1st Preceding Collection Period	0.97%	633	1.09%	$11,734,559.70
2nd Preceding Collection Period	0.85%	563	0.94%	$10,444,089.59
3rd Preceding Collection Period	0.78%	526	0.84%	$9,599,777.59
Four-Month Average	0.93%		1.03%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.34%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		59		$1,083,133.73
Repossession Inventory		92		$962,625.48

Current Charge-Offs
Gross Principal of Charge-Offs				$1,588,506.04
Recoveries				$(841,346.72)
Net Loss				$747,159.32

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.83%

Average Pool Balance for Current Period				$1,059,550,962.27

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.85%
1st Preceding Collection Period				0.97%
2nd Preceding Collection Period				0.89%
3rd Preceding Collection Period				0.75%
Four-Month Average				0.86%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		125	513	$6,043,815.08
Recoveries		112	352	$(2,442,560.57)
Net Loss				$3,601,254.51
Cumulative Net Loss as a % of Initial Pool Balance				0.28%

Net Loss for Receivables that have experienced a Net Loss *		93	411	$3,602,850.63
Average Net Loss for Receivables that have experienced a Net Loss				$8,766.06

Principal Balance of Extensions				$4,491,516.23
Number of Extensions				234

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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